SCHEDULE OF CONSOLIDATED STATEMENTS OF BALANCE SHEET (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
ConsolidatedStatementsOfBalanceSheetLineItems [Line Items]
Total current liabilities	$ 875,419		$ 1,634,982			$ 2,753,890
Total liabilities	936,077		1,726,621			2,845,057
Common stock	1,302,942		1,262,680			1,221,346
Common stock to be issued
Common stock to be cancelled
Additional paid-in capital	57,553,229		54,530,117			49,647,034
Stockholders’ equity	38,003,885	$ 38,059,812	37,368,771	$ 37,816,163	$ 38,484,929	37,316,270	$ 36,220,536
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	38,939,962		39,095,392			40,161,327
Accounts receivables	465,029		188,415			66,749
Prepaid share-based compensation-nonemployees	140,604		455,291			135,144
Prepayments	85,154		46,605			26,507
Total current assets	3,121,083		3,292,215			3,429,686
Prepaid share-based compensation-nonemployees	187,829		126,047			65,522
Total non-current assets	35,818,879		35,803,177			36,731,641
TOTAL ASSETS	38,939,962		39,095,392			40,161,327
Accounts payable	54,423		55,092			91,533
Other payables	350,125		545,963			461,012
Total current liabilities	875,419		1,634,982			2,753,890
Non-employee [Member]
ConsolidatedStatementsOfBalanceSheetLineItems [Line Items]
Accrued share-based compensation	4,750		44,288			139,191
Employee [Member]
ConsolidatedStatementsOfBalanceSheetLineItems [Line Items]
Accrued share-based compensation	78,271		44,877			135,679
Related Party [Member]
ConsolidatedStatementsOfBalanceSheetLineItems [Line Items]
Amounts due to related parties	$ 295,457		$ 324,974			385,550
Previously Reported [Member]
ConsolidatedStatementsOfBalanceSheetLineItems [Line Items]
Total current liabilities						2,478,231
Total liabilities						2,569,398
Common stock						1,199,358
Common stock to be issued						22,887
Common stock to be cancelled						(375)
Additional paid-in capital						49,921,380
Stockholders’ equity				37,942,163	37,958,212	37,591,140
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY						40,160,538
Accounts receivables						65,960
Prepaid share-based compensation-nonemployees
Prepayments						222,173
Total current assets						3,494,419
Prepaid share-based compensation-nonemployees
Total non-current assets						36,666,119
TOTAL ASSETS						40,160,538
Accounts payable						92,250
Other payables						517,189
Total current liabilities						2,478,231
Previously Reported [Member] | Non-employee [Member]
ConsolidatedStatementsOfBalanceSheetLineItems [Line Items]
Accrued share-based compensation
Previously Reported [Member] | Employee [Member]
ConsolidatedStatementsOfBalanceSheetLineItems [Line Items]
Accrued share-based compensation
Previously Reported [Member] | Related Party [Member]
ConsolidatedStatementsOfBalanceSheetLineItems [Line Items]
Amounts due to related parties						327,867
Revision of Prior Period, Adjustment [Member]
ConsolidatedStatementsOfBalanceSheetLineItems [Line Items]
Total current liabilities						275,659
Total liabilities						275,659
Common stock						21,988
Common stock to be issued						(22,887)
Common stock to be cancelled						375
Additional paid-in capital						(274,346)
Stockholders’ equity				$ (126,000)	$ 526,717	(274,870)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY						789
Accounts receivables						789
Prepaid share-based compensation-nonemployees						135,144
Prepayments						(200,666)
Total current assets						(64,733)
Prepaid share-based compensation-nonemployees						65,522
Total non-current assets						65,522
TOTAL ASSETS						789
Accounts payable						(717)
Other payables						(56,177)
Total current liabilities						275,659
Revision of Prior Period, Adjustment [Member] | Non-employee [Member]
ConsolidatedStatementsOfBalanceSheetLineItems [Line Items]
Accrued share-based compensation						139,191
Revision of Prior Period, Adjustment [Member] | Employee [Member]
ConsolidatedStatementsOfBalanceSheetLineItems [Line Items]
Accrued share-based compensation						135,679
Revision of Prior Period, Adjustment [Member] | Related Party [Member]
ConsolidatedStatementsOfBalanceSheetLineItems [Line Items]
Amounts due to related parties						$ 57,683